STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Non-Redeemable Preferred Stock Series C	Non-Redeemable Preferred Stock Series B-2	Non-Redeemable Preferred Stock Series B-1	Non-Redeemable Preferred Stock Series A	Common Stock	Additional Paid-in-Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2015		11,089,360	1,403,984	2,451,560	11,381,640	82,849
Beginning balance at Dec. 31, 2015	$ 18,230	$ 33,039	$ 3,641	$ 5,371	$ 135	$ 0	$ (18,293)	$ (5,663)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)						48,795
Exercise of options	33						33
Equity-based compensation	682						682
Issuance of stock, net (in shares)		149,999
Issuance of stock, net	444	$ 444
Net loss	(16,941)							(16,941)
Ending balance (in shares) at Dec. 31, 2016		11,239,359	1,403,984	2,451,560	11,381,640	131,644
Ending balance at Dec. 31, 2016	$ 2,448	$ 33,483	$ 3,641	$ 5,371	$ 135	$ 0	(17,578)	(22,604)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)	58,440					58,440
Exercise of options	$ 43						43
Equity-based compensation	1,462						1,462
Share conversion in connection with the Merger (in shares)		(11,239,359)	(1,403,984)	(2,451,560)	(11,381,640)	28,556,543
Share conversion in connection with the Merger	(31)	$ (33,483)	$ (3,641)	$ (5,371)	$ (135)	$ 3	42,596
Issuance of stock, net (in shares)						10,554,196
Issuance of stock, net	27,064					$ 1	27,063
Net loss	(12,039)							(12,039)
Ending balance (in shares) (Scenario, Previously Reported) at Dec. 31, 2017		0	0	0	0	39,300,823
Ending balance (in shares) at Dec. 31, 2017						39,300,823
Ending balance (Scenario, Previously Reported) at Dec. 31, 2017	18,947	$ 0	$ 0	$ 0	$ 0	$ 4	53,586	(34,643)
Ending balance at Dec. 31, 2017	19,975					4	53,586	(33,615)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of new accounting standard - ASC 606	1,034							1,034
Beginning balance, adjusted	$ 21,009					$ 4	53,586	(32,581)
Exercise of options (in shares)	8,532					8,532
Exercise of options	$ 7						7
Equity-based compensation	784						784
Issuance of stock, net (in shares)						145,466
Issuance of stock, net	436						436
Net loss	(12,334)							(12,334)
Ending balance (in shares) at Jun. 30, 2018						39,454,821
Ending balance at Jun. 30, 2018	$ 9,902					$ 4	$ 54,813	$ (44,915)